Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share
Schedule of basic and diluted loss per share

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(107,807)	(254,639)	(193,548)	(27,801)

Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	310,627,024	310,627,024	310,627,024	310,627,024

Loss per share - basic and diluted	(0.35)	(0.82)	(0.62)	(0.09)